As filed with the Securities and Exchange Commission on May 24, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022
(Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
March 31, 2011 (Unaudited)
	Shares	Value
Common Stocks (88.6%)
Aerospace & Defense (1.4%)
Honeywell International, Inc.	20,000	$1,194,200
Sypris Solutions, Inc. *	356,200	1,531,660
		2,725,860
Biotechnology (1.5%)
Gilead Sciences, Inc. *	70,000	2,970,800
Capital Markets (1.4%)
Financial Engines, Inc. *	100,000	2,756,000
Chemicals (0.9%)
Southwall Technologies, Inc. *	145,600	1,667,120
Communications Equipment (9.5%)
Anaren, Inc. *	3,300	66,330
Brocade Communications Systems, Inc. *	375,000	2,306,250
EMS Technologies, Inc. *	175,000	3,439,625
Emulex Corp. *	300,000	3,201,000
Finisar Corp. *	44,200	1,087,320
Infinera Corp. *	205,700	1,725,823
Oclaro, Inc. *	200,000	2,302,000
Viasat, Inc. *	115,000	4,581,600
		18,709,948
Computers & Peripherals (10.2%)
Electronics for Imaging, Inc. *	86,250	1,268,738
Immersion Corp. *	300,000	2,292,000
Intevac, Inc. *	123,375	1,533,551
OCZ Technology Group, Inc. *	40,000	321,600
Seagate Technology PLC *	325,000	4,680,000
STEC, Inc. *	252,500	5,072,725
Super Micro Computer, Inc. *	298,350	4,785,534
		19,954,148
Electronic Equipment, Instruments & Components (8.8%)
Corning, Inc.	43,750	902,563
Electro Scientific Industries, Inc. *	217,000	3,767,120
IPG Photonics Corp. *	47,200	2,722,496
Jabil Circuit, Inc.	150,000	3,064,500
Mercury Computer Systems, Inc. *	117,750	2,491,590
Newport Corp. *	140,700	2,508,681
Vishay Intertechnology, Inc. *	100,000	1,774,000
		17,230,950
Energy Equipment & Services (0.5%)
Schlumberger Ltd.	10,000	932,600
Health Care Equipment & Supplies (8.1%)
Becton Dickinson and Co.	47,000	3,742,140
CONMED Corp. *	110,000	2,890,800
Covidien PLC	40,000	2,077,600
Palomar Medical Technologies, Inc. *	32,500	482,625
TomoTherapy, Inc. *	173,000	790,610
Varian Medical Systems, Inc. *	55,000	3,720,200

Volcano Corp. *	85,450	2,187,520
		15,891,495
Health Care Providers & Services (6.4%)
Express Scripts, Inc. * †	225,000	12,512,250
Health Care Technology (1.6%)
Allscripts Healthcare Solutions, Inc. *	97,600	2,048,624
MedAssets, Inc. *	67,500	1,030,725
		3,079,349
Internet Software & Services (3.8%)
Akamai Technologies, Inc. *	133,000	5,054,000
Cornerstone OnDemand, Inc. *	12,751	232,451
QuinStreet, Inc. *	75,000	1,704,750
Soundbite Communications, Inc. *	191,600	507,740
		7,498,941
IT Services (2.7%)
InterXion Holding NV *	75,000	975,000
SAIC, Inc. *	250,000	4,230,000
ServiceSource International, Inc. *	4,853	59,110
		5,264,110
Life Sciences Tools & Services (3.4%)
Pacific Biosciences of California, Inc. *	15,560	218,618
Thermo Fisher Scientific, Inc. * †	115,000	6,388,250
		6,606,868
Media (0.8%)
Comcast Corp.	60,000	1,483,200
Oil, Gas & Consumable Fuels (0.8%)
Chesapeake Energy Corp.	50,000	1,676,000
Professional Services (0.0%)
Nielsen Holdings NV *	2,581	70,487
Semiconductors & Semiconductor Equipment (17.0%)
Anadigics, Inc. *	300,000	1,344,000
Brooks Automation, Inc. *	450,000	6,178,499
Entegris, Inc. *	300,000	2,631,000
Entropic Communications, Inc. *	642,000	5,424,900
Formfactor, Inc. *	393,800	4,056,140
Lattice Semiconductor Corp. *	390,000	2,301,000
MEMC Electronic Materials, Inc. *	105,000	1,360,800
MKS Instruments, Inc.	90,000	2,997,000
Nova Measuring Instruments Ltd. *	225,000	2,205,000
PDF Solutions, Inc. *	350,000	2,327,500
TriQuint Semiconductor, Inc. *	50,000	645,500
Ultra Clean Holdings, Inc. *	171,900	1,777,446
		33,248,785
Software (4.3%)
Actuate Corp. *	561,000	2,917,200
Parametric Technology Corp. *	120,000	2,698,800
Sourcefire, Inc. *	105,000	2,888,550
		8,504,550
Specialty Retail (5.5%)
American Eagle Outfitters, Inc.	140,000	2,224,600
CarMax, Inc. * †	180,000	5,778,000
Dick's Sporting Goods, Inc. * †	70,000	2,798,600

		10,801,200
Total Common Stocks
(Cost $118,342,167)		173,584,661

Short-Term Investment (12.5%)
Money Market Fund (12.5%)
Dreyfus Treasury Prime Cash
Management 0.00% (a)
(Cost $24,537,408)	24,537,408	$24,537,408

Total Investments (101.1%)
(Cost $142,879,575)		198,122,069
Total Securities Sold Short (-1.3%)
(Proceeds $2,292,815)		(2,544,385)
Other Assets in Excess
of Liabilities (0.2%)		459,118
Net Assets (100.0%)		$196,036,802

(a) Rate shown is the seven day yield as of March 31, 2011 and is less than 0.01%.
* Non-income producing security.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $8,607,100.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
March 31, 2011 (Unaudited)
	Shares	Value
Securities Sold Short (-1.3%)
Semiconductors & Semiconductor Equipment (-0.1%)
QuickLogic Corp. *	48,900	$239,610
Software (-1.2%)
ANSYS, Inc. *	32,500	1,761,175
Blackboard, Inc. *	15,000	543,600
		2,304,775
Total Securities Sold Short
(Proceeds $2,292,815)		2,544,385

Total Securities Sold Short (-1.3%)		(2,544,385)
Total Investments (101.1%)		198,122,069
Other Assets in
Excess of Liabilities (0.2%)		459,118

Net Assets (100.0%)		$196,036,802

* Non-income producing security.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
	Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2011 (Unaudited)
	Shares	Value
Common Stocks (70.3%)
Aerospace & Defense (0.5%)
Precision Castparts Corp. †	5,500	$809,490
Biotechnology (1.3%)
Gilead Sciences, Inc. *	50,000	2,122,000
Capital Markets (1.3%)
Financial Engines, Inc. *	80,000	2,204,800
Commercial Services & Supplies (0.5%)
Iron Mountain, Inc.	28,000	874,440
Communications Equipment (10.0%)
Anaren, Inc. *	50,850	1,022,085
Brocade Communications Systems, Inc. *	450,000	2,767,500
EMS Technologies, Inc. *	190,000	3,734,450
Emulex Corp. *	375,000	4,001,250
Finisar Corp. *	22,000	541,200
Infinera Corp. *	127,900	1,073,081
Network Equipment Technologies, Inc. *	337,500	1,272,375
Oclaro, Inc. *	75,000	863,250
Powerwave Technologies, Inc. *	145,000	653,950
Viasat, Inc. *	20,000	796,800
		16,725,941
Computers & Peripherals (8.6%)
Apple, Inc. * †	5,250	1,829,363
Electronics for Imaging, Inc. *	70,000	1,029,700
Immersion Corp. *	100,000	764,000
Intevac, Inc. *	78,689	978,104
OCZ Technology Group, Inc. *	20,000	160,800
Seagate Technology PLC *	180,000	2,592,000
STEC, Inc. *	207,500	4,168,675
Super Micro Computer, Inc. *	160,000	2,566,400
Xyratex Ltd. *	27,500	307,450
		14,396,492
Electronic Equipment, Instruments & Components (8.4%)
Corning, Inc.	50,000	1,031,500
Electro Scientific Industries, Inc. *	50,000	868,000
IPG Photonics Corp. *	14,160	816,749
Jabil Circuit, Inc.	46,700	954,081
LeCroy Corp. *	30,000	401,100
Mercury Computer Systems, Inc. *	166,500	3,523,140
Newport Corp. *	70,000	1,248,100
Trimble Navigation Ltd. *	17,500	884,450
TTM Technologies, Inc. *	210,500	3,822,680
Vishay Intertechnology, Inc. *	20,000	354,800
Vishay Precision Group, Inc. *	1,428	22,377
		13,926,977
Health Care Equipment & Supplies (3.6%)
Becton Dickinson and Co.	8,000	636,960
DexCom, Inc. *	20,000	310,400

Gen-Probe, Inc. *	10,000	663,500
LeMaitre Vascular, Inc.	40,000	272,400
Natus Medical, Inc. *	35,900	603,120
Solta Medical, Inc. * †	241,650	797,445
TomoTherapy, Inc. *	55,800	255,006
Varian Medical Systems, Inc. *	16,000	1,082,240
Volcano Corp. *	55,450	1,419,520
		6,040,591
Health Care Providers & Services (2.4%)
Alliance HealthCare Services, Inc. *	75,000	331,500
Bio-Reference Labs, Inc. *	45,000	1,009,800
Express Scripts, Inc. *	18,000	1,000,980
Gentiva Health Services, Inc. *	42,500	1,191,275
Omnicare, Inc.	17,500	524,825
		4,058,380
Health Care Technology (1.7%)
Allscripts Healthcare Solutions, Inc. *	46,200	969,738
athenahealth, Inc. *	10,000	451,300
MedAssets, Inc. *	50,000	763,500
Omnicell, Inc. *	24,200	368,808
Vital Images, Inc. *	25,000	337,750
		2,891,096
Internet Software & Services (6.6%)
Akamai Technologies, Inc. *	157,000	5,966,000
Cornerstone OnDemand, Inc. *	10,610	193,420
Equinix, Inc. *	8,500	774,350
QuinStreet, Inc. *	30,000	681,900
Saba Software, Inc. *	305,000	2,992,050
Soundbite Communications, Inc. *	140,000	371,000
SPS Commerce, Inc. *	1,200	18,612
		10,997,332
IT Services (0.6%)
InterXion Holding NV *	75,000	975,000
ServiceSource International, Inc. *	4,092	49,841
		1,024,841
Life Sciences Tools & Services (0.1%)
Pacific Biosciences of California, Inc. *	5,685	79,874
Pharmaceuticals (1.1%)
ISTA Pharmaceuticals, Inc. *	185,000	1,874,050
Professional Services (0.3%)
Nielsen Holdings NV *	2,054	56,095
Resources Connection, Inc.	21,250	412,037
		468,132
Semiconductors & Semiconductor Equipment (18.4%)
Advanced Analogic Technologies, Inc. *	125,000	472,500
Anadigics, Inc. *	250,000	1,120,000
ATMI, Inc. *	58,200	1,098,816
Brooks Automation, Inc. *	130,000	1,784,900
Entegris, Inc. *	200,000	1,754,000
Entropic Communications, Inc. *	742,000	6,269,900
Fairchild Semiconductor International, Inc. *	10,000	182,000
FEI Co. *	32,000	1,079,040

Formfactor, Inc. *	478,400	4,927,520
Lattice Semiconductor Corp. *	255,000	1,504,500
Linear Technology Corp.	2,500	84,075
MEMC Electronic Materials, Inc. *	85,000	1,101,600
MIPS Technologies, Inc. *	70,000	734,300
MKS Instruments, Inc.	29,100	969,030
Nova Measuring Instruments Ltd. *	120,000	1,176,000
PDF Solutions, Inc. *	360,000	2,394,000
RF Micro Devices, Inc. *	287,500	1,842,875
TriQuint Semiconductor, Inc. * †	55,000	710,050
Ultra Clean Holdings, Inc. *	139,050	1,437,777
		30,642,883
Software (4.0%)
Actuate Corp. * †	275,000	1,430,000
Bottomline Technologies, Inc. *	32,280	811,519
Parametric Technology Corp. *	22,000	494,780
Sourcefire, Inc. *	145,000	3,988,950
		6,725,249
Specialty Retail (0.9%)
CarMax, Inc. *	22,500	722,250
Dick's Sporting Goods, Inc. * †	18,000	719,640
		1,441,890
Textiles, Apparel & Luxury Goods (0.0%)
Vera Bradley, Inc. *	1,026	43,307
Total Common Stocks
(Cost $92,339,773)		117,347,765

Short-Term Investments (29.9%)
Money Market Fund (29.9%)
Dreyfus Treasury Prime Cash
Management 0.00% (a)
(Cost $49,992,813)	49,992,813	$49,992,813

Total Investments (100.2%)
(Cost $142,332,586)		167,340,578
Total Securities Sold Short (-0.6%)
(Proceeds $1,302,663)		(1,085,555)
Other Assets in
Excess of Liabilities (0.4%)		674,495
Net Assets (100.0%)		$166,929,518

(a) Rate shown is the seven day yield as of March 31, 2011 and is less than 0.01%.
* Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,908,616.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
March 31, 2011 (Unaudited)
	Shares	Value
Securities Sold Short (-0.6%)
Airlines (-0.1%)
Allegiant Travel Co.	3,500	$153,335
Semiconductors & Semiconductor Equipment (-0.3%)
QuickLogic Corp. *	97,800	479,220
Software (-0.2%)
Blackboard, Inc. *	12,500	453,000
Total Securities Sold Short
(Proceeds $1,302,663)		1,085,555

Total Securities Sold Short (-0.6%)		(1,085,555)
Total Investments (100.2%)		167,340,578
Other Assets in
Excess of Liabilities (0.4%)		674,495

Net Assets (100.0%)		$166,929,518

* Non-income producing security.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
	Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2011 (Unaudited)
	Shares	Value
Common Stocks (79.0%)
Capital Markets (1.3%)
Financial Engines, Inc. *	80,000	$2,204,800
Communications Equipment (11.5%)
Anaren, Inc. *	65,850	1,323,585
Blue Coat Systems, Inc. *	100,000	2,816,000
Brocade Communications Systems, Inc. *	700,000	4,305,000
Calix, Inc. *	25,000	507,750
EMS Technologies, Inc. *	150,000	2,948,250
Emulex Corp. *	325,000	3,467,750
Finisar Corp. *	44,200	1,087,320
Infinera Corp. *	165,000	1,384,350
Oclaro, Inc. *	100,000	1,151,000
Viasat, Inc. *	2,500	99,600
		19,090,605
Computers & Peripherals (8.2%)
Electronics for Imaging, Inc. *	25,000	367,750
Immersion Corp. *	140,000	1,069,600
Intevac, Inc. *	100,000	1,243,000
Seagate Technology PLC * †	280,000	4,032,000
STEC, Inc. * †	205,000	4,118,450
Super Micro Computer, Inc. *	173,350	2,780,534
		13,611,334
Electronic Equipment, Instruments & Components (5.3%)
Electro Scientific Industries, Inc. *	70,286	1,220,165
IPG Photonics Corp. *	15,000	865,200
Mercury Computer Systems, Inc. *	95,525	2,021,309
Newport Corp. *	59,300	1,057,319
TTM Technologies , Inc. *	185,500	3,368,680
X-Rite, Inc. *	61,000	289,750
		8,822,423
Energy Equipment & Services (1.7%)
CE Franklin Ltd. *	43,000	425,700
Exterran Holdings, Inc. *	100,000	2,373,000
		2,798,700
Health Care Equipment & Supplies (6.1%)
CONMED Corp. *	40,000	1,051,200
DexCom, Inc. *	100,000	1,552,000
Natus Medical, Inc. *	35,900	603,120
Palomar Medical Technologies, Inc. *	35,521	527,487
Solta Medical, Inc. *	250,000	825,000
Thoratec Corp. *	120,000	3,111,600
TomoTherapy, Inc. *	241,200	1,102,284
Volcano Corp. *	50,900	1,303,040
		10,075,731
Health Care Providers & Services (5.2%)
Alliance HealthCare Services, Inc. *	204,533	904,036
Bio-Reference Labs, Inc. *	45,000	1,009,800

Catalyst Health Solutions, Inc. *	50,000	2,796,500
Gentiva Health Services, Inc. *	100,000	2,803,000
Omnicare, Inc.	35,000	1,049,650
		8,562,986
Health Care Technology (5.0%)
Allscripts Healthcare Solutions, Inc. *	126,200	2,648,938
athenahealth, Inc. *	25,000	1,128,250
MedAssets, Inc. *	82,500	1,259,775
Omnicell, Inc. *	190,000	2,895,600
Vital Images, Inc. *	25,000	337,750
		8,270,313
Internet Software & Services (4.5%)
Akamai Technologies, Inc. *	135,000	5,130,000
Cornerstone OnDemand, Inc. *	10,651	194,168
QuinStreet, Inc. *	40,000	909,200
Saba Software, Inc. *	100,000	981,000
Soundbite Communications, Inc. *	117,900	312,435
		7,526,803
IT Services (1.7%)
Euronet Worldwide, Inc. *	70,000	1,353,100
InterXion Holding NV *	115,000	1,495,000
ServiceSource International, Inc. *	4,080	49,694
		2,897,794
Life Sciences Tools & Services (0.1%)
Pacific Biosciences of California, Inc. *	5,485	77,064
Oil, Gas & Consumable Fuels (1.5%)
Carrizo Oil & Co, Inc. *	25,000	923,250
GMX Resources, Inc. *	250,000	1,542,500
		2,465,750
Semiconductors & Semiconductor Equipment (19.0%)
Anadigics, Inc. *	150,000	672,000
ATMI, Inc. *	63,800	1,204,544
Brooks Automation, Inc. *	130,000	1,784,900
Cavium Networks, Inc. *	30,000	1,347,900
Cyberoptics Corp. *	15,000	130,050
Entegris, Inc. * †	200,000	1,754,000
Entropic Communications, Inc. * †	692,000	5,847,400
FEI Co. *	35,000	1,180,200
Formfactor, Inc. *	484,600	4,991,380
Intersil Corp.	120,000	1,494,000
Lattice Semiconductor Corp. *	255,000	1,504,500
Mattson Technology, Inc. *	56,550	137,982
MaxLinear, Inc. *	300,000	2,451,000
MEMC Electronic Materials, Inc. *	85,000	1,101,600
Microsemi Corp. *	1,300	26,923
Nova Measuring Instruments Ltd. *	90,000	882,000
PDF Solutions, Inc. * †	215,000	1,429,750
PLX Technology, Inc. *	150,000	547,500
RF Micro Devices, Inc. *	262,500	1,682,625
Ultra Clean Holdings, Inc. *	139,050	1,437,777
		31,608,031
Software (3.5%)

Actuate Corp. *	200,000	1,040,000
Callidus Software, Inc. *	100,000	687,000
Sourcefire, Inc. *	150,000	4,126,500
		5,853,500
Specialty Retail (2.2%)
American Eagle Outfitters, Inc.	225,000	3,575,250
Textiles, Apparel & Luxury Goods (2.2%)
True Religion Apparel, Inc. *	158,800	3,727,036
Total Common Stocks
(Cost $114,062,931)		131,168,120

Short-Term Investments (22.8%)
Money Market Fund (22.8%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $37,783,789)	37,783,789	$37,783,789

Total Investments (101.8%)
(Cost $151,846,720)		168,951,909

Total Securities Sold Short (-4.1%)
(Proceeds $6,734,898)		(6,746,050)
Other Assets in Excess of Liabilities (2.3%)		3,797,574
Net Assets (100.0%)		$166,003,433

(a) Rate shown is the seven day yield as of March 31, 2011 and is less than 0.01%.
* Non-income producing security.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $5,495,650.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
March 31, 2011 (Unaudited)
	Shares	Value
Securities Sold Short (-0.8%)
Hotels, Restaurants & Leisure (-0.8%)
Buffalo Wild Wings, Inc. *	25,000	$1,360,750
Total Securities Sold Short
(Proceeds $1,358,341)		1,360,750

Exchange Traded Funds Sold Short (-3.3%)
iShares Russell 2000 Growth Index Fund	30,000	2,860,200
iShares Russell 2000 Index Fund	30,000	2,525,100
Total Exchange Traded Funds Sold Short
(Proceeds $5,376,557)		5,385,300

Total Securities & Exchange
Traded Funds Sold Short
(Proceeds $6,734,898)		6,746,050
Total Securities & Exchange
Traded Funds Sold Short (-4.1%)		(6,746,050)

Total Investments (99.0%)		168,951,909

Other Assets in Excess of Liabilities (2.3%)		3,797,574
Net Assets (100.0%)		$166,003,433

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Funds
Notes to Schedules of Investments and Schedules of Securities Sold Short
March 31, 2011
(Unaudited)

1.	Organization

Needham Growth Fund (‘‘NGF’’), Needham Aggressive Growth Fund (‘‘NAGF’’) and Needham Small Cap Growth Fund (‘‘NSCGF’’) (each, a ‘‘Portfolio’’ and collectively, the ‘‘Portfolios’’), are portfolios of The Needham Funds, Inc. (the ‘‘Company’’), which is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) as a non-diversified, open-end management investment company.  The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its Schedules of Investments and Schedules of Securities Sold Short (“Schedules”).  These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP’’).

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made.  Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable.  Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices.  All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors (the ‘‘Board’’).  The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the ‘‘Committee’’) designated by the Board.  When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee.  Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.  The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions.  The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.  Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts.  Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Portfolios entering into offsetting commitments.  These instruments involve market risk, credit risk, or both kinds of risks.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.  The Portfolios did not enter into forward currency contracts during the three months ended March 31, 2011.

Use of Estimates: The preparation of schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial schedules. Actual results could differ from those estimates and those differences could be material.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

     Level 1 —  quoted prices in active markets for identical assets.

     Level 2 —  other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 —  significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price.  If there have been no sales for that day on the exchange or system, a security is valued at the mean of the current closing bid and asked prices.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated.  These valuations are categorized as Level 2 in the fair value hierarchy.

The following is a summary categorization, as of March 31, 2011, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices (1) (3)
	NGF	NAGF	NSCGF
Assets
Common Stocks (2)	$173,584,661	$117,347,765	$131,168,120
Short-Term Investments	24,537,408	49,992,813	37,783,789
Liabilities
Securities Sold Short (2)	(2,544,385)	(1,085,555)	(6,746,050)
Total	$195,577,684	$166,255,023	$162,205,859
(1) As of March 31, 2011, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments to view segregation by industry.
(3) There were no transfers into or out of Level 1 or Level 2 during the period.

3.	Derivative Instruments and Hedging Activities

The ‘‘Derivatives and Hedging’’ Topic of the Codification (ASC 815, formerly SFAS 133, SFAS 161) requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolios’ financial position, performance and cash flows.  The Portfolios did not use derivatives during the three months ended March 31, 2011.

4.	Temporary Borrowings

The Company has entered into an agreement with JPMorgan Chase Bank, N.A. (formerly Custodial Trust Company) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.  Interest is calculated daily based on the Federal Funds Rate plus one percent.  Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

The Portfolios did not engage in any temporary borrowings during the three months ended March 31, 2011.

5.	Short Sale Transactions

During the three months ended March 31, 2011, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At March 31, 2011, the market value of securities separately segregated to cover short positions was approximately $8,607,100, $3,908,616 and $5,495,650 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $3,369,233, $1,426,750 and $123,351 pledged as collateral with brokers in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at March 31, 2011 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short.

6.	Indemnification

Under the Company’s organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Company.  In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications.  The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.	Federal Income Taxes

As of March 31, 2011, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:
				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost*	Appreciation	Depreciation	(Depreciation)
NGF	$143,119,460	$60,049,370	$(5,046,761)	$55,002,609
NAGF	142,371,264	26,793,561	(1,824,247)	24,969,314
NSCGF	151,872,819	19,821,418	(2,742,328)	17,079,090

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment for wash sale losses.

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

8.	Subsequent Events

Management has evaluated subsequent events through the date of this filing. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By /s/George A. Needham
      George A. Needham, President (Chief Executive Officer)

Date May 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/George A. Needham
      George A. Needham, President (Chief Executive Officer)

Date May 18, 2011

By /s/James W. Giangrasso
      James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date May 18, 2011